RESTRUCTURING COSTS	12 Months Ended
Dec. 31, 2018
Restructuring and Related Activities [Abstract]
RESTRUCTURING COSTS
NOTE 16:       RESTRUCTURING COSTS

Restructuring charges were recorded in connection with restructuring plans in order to reduce workforce, close certain facilities, as well as other cost saving measures and amounted to $700, $0, and $2,100 during 2016, 2017 and 2018, respectively.